The Hartford Mutual Funds, Inc.
690 Lee Road
Wayne, PA 19087

September 9, 2019

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Hartford Mutual Funds, Inc. - Preliminary Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of The Hartford Mutual Funds, Inc. (the “Registrant”), attached for filing by means of the EDGAR system is a preliminary registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”). This preliminary Form N-14 is being filed in connection with the reorganization of The Hartford International Small Company Fund (the “Acquired Fund”), a series of the Registrant, with and into the Hartford Global Impact Fund (the “Acquiring Fund”), a separate series of the Registrant, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund.

No fees are required in connection with this filing. Please call the undersigned at 610-386-4077 with any questions regarding the attached.

Sincerely,

/s/ Lisa D. Zeises
Lisa D. Zeises
Assistant Secretary

cc: John V. O’Hanlon, Esq.